Shareholder Report, Line Graph (Details) 191639_DoubleLine Emerging Markets Local Currency Bond Fund_Class I_TSR Annual {Class I} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 28, 2019	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 97,912	$ 95,951	$ 91,198	$ 92,979	$ 96,751	$ 87,476	$ 100,000	$ 111,229
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index
Accumulated Value	94,079	91,308	90,850	98,821	105,581	100,873	100,000	$ 98,087
J.P. Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								J.P. Morgan GBI-EM Global Diversified Index
Accumulated Value	$ 99,126	$ 95,289	$ 90,833	$ 91,487	$ 100,024	$ 88,493	$ 100,000	$ 110,784